Invested assets and net new money (Detail 2) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Total invested assets at the beginning of the year	$ 4,187	$ 3,607
Net new money	159	127
Market movements	339	359
Foreign currency translation	(65)	96
Other effects	(24)	(1)
of which: acquisitions / (divestments)	(5)	0
Total invested assets at the end of the year	4,596	4,187
UBS AG
Entity [Table]
Total invested assets at the beginning of the year	4,187	3,607
Net new money	159	127
Market movements	339	359
Foreign currency translation	(65)	96
Other effects	(24)	(1)
of which: acquisitions / (divestments)	(5)	0
Total invested assets at the end of the year	$ 4,596	$ 4,187